Pension Plan Assets Measured at Fair Value by Asset Category (Parenthetical) (Detail)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Fixed Income Funds
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of assets by investment category	57.00%	13.30%
Equity securities
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of assets by investment category	43.00%	86.70%